Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 38.8%
Air Freight & Logistics - 0.5%
United Parcel Service, Inc., Class B	3,300	$ 640,167

Banks - 1.8%
JPMorgan Chase & Co.	8,450	1,101,119
US Bancorp	38,300	1,380,715

		2,481,834

Beverages - 1.4%
Coca-Cola Co.	15,450	958,364
PepsiCo, Inc.	5,350	975,305

		1,933,669

Capital Markets - 4.4%
BlackRock, Inc.	2,400	1,605,888
CME Group, Inc.	9,900	1,896,048
Morgan Stanley	20,500	1,799,900
Northern Trust Corp.	9,800	863,674

		6,165,510

Chemicals - 1.2%
Air Products & Chemicals, Inc.	5,875	1,687,359

Communications Equipment - 1.6%
Cisco Systems, Inc.	42,100	2,200,777

Consumer Staples Distribution & Retail - 0.9%
Target Corp.	7,300	1,209,099

Electric Utilities - 1.2%
NextEra Energy, Inc.	22,800	1,757,424

Electrical Equipment - 0.6%
Emerson Electric Co.	10,200	888,828

Energy Equipment & Services - 1.1%
Baker Hughes Co.	53,100	1,532,466

Food Products - 1.0%
Archer-Daniels-Midland Co.	17,700	1,409,982

Ground Transportation - 0.6%
Union Pacific Corp.	4,350	875,481

Health Care Equipment & Supplies - 1.2%
Medtronic PLC	20,700	1,668,834

Hotels, Restaurants & Leisure - 1.5%
McDonald’s Corp.	3,925	1,097,469
Starbucks Corp.	9,100	947,583

		2,045,052

Household Products - 0.6%
Procter & Gamble Co.	6,150	914,444

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	7,600	1,452,512

Insurance - 1.6%
Aflac, Inc.	15,400	993,608
Travelers Cos., Inc.	7,450	1,277,004

		2,270,612

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.4%
Caterpillar, Inc.	7,450	$ 1,704,858
PACCAR, Inc.	22,750	1,665,300

		3,370,158

Media - 1.2%
Comcast Corp., Class A	44,500	1,686,995

Metals & Mining - 0.6%
Newmont Corp.	17,400	852,948

Oil, Gas & Consumable Fuels - 2.9%
Chevron Corp.	9,150	1,492,914
EOG Resources, Inc.	10,800	1,238,004
Kinder Morgan, Inc.	80,100	1,402,551

		4,133,469

Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	17,100	1,185,201
Johnson & Johnson	12,000	1,860,000
Pfizer, Inc.	28,600	1,166,880

		4,212,081

Professional Services - 1.0%
Automatic Data Processing, Inc.	3,325	740,245
Paychex, Inc.	5,350	613,056

		1,353,301

Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	3,900	769,158
Texas Instruments, Inc.	8,900	1,655,489

		2,424,647

Specialized REITs - 0.8%
American Tower Corp.	5,425	1,108,545

Specialty Retail - 1.7%
Home Depot, Inc.	6,200	1,829,744
Lowe’s Cos., Inc.	3,000	599,910

		2,429,654

Trading Companies & Distributors - 1.3%
Fastenal Co.	34,100	1,839,354

Total Common Stocks (Cost $49,560,476)		54,545,202

	Principal	Value

ASSET-BACKED SECURITIES - 1.9%
AmeriCredit Automobile Receivables Trust
Series 2018-3, Class C,
3.74%, 10/18/2024	$ 13,657	13,644
CCG Receivables Trust
Series 2020-1, Class A2,
0.54%, 12/14/2027 (A)	83,376	82,038
Chesapeake Funding II LLC
Series 2020-1A, Class A1,
0.87%, 08/15/2032 (A)	62,641	61,896
Donlen Fleet Lease Funding 2 LLC
Series 2021-2, Class A2,
0.56%, 12/11/2034 (A)	225,410	218,908
Enterprise Fleet Financing LLC
Series 2022-4, Class A2,
5.76%, 10/22/2029 (A)	350,000	352,277

Transamerica Series Trust	Page 1

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC (continued)
Series 2023-1, Class A2,
5.51%, 01/22/2029 (A)	$ 250,000	$ 250,402
JPMorgan Chase Bank NA - CACLN
Series 2020-2, Class B,
0.84%, 02/25/2028 (A)	117,947	115,582
Series 2021-1, Class B,
0.88%, 09/25/2028 (A)	147,147	142,486
Series 2021-2, Class B,
0.89%, 12/26/2028 (A)	176,393	170,028
Series 2021-3, Class C,
0.86%, 02/26/2029 (A)	172,420	163,251
Santander Revolving Auto Loan Trust
Series 2019-A, Class C,
3.00%, 01/26/2032 (A)	350,000	328,202
Synchrony Credit Card Master Note Trust
Series 2018-2, Class C,
3.87%, 05/15/2026	500,000	498,532
Towd Point HE Trust
Series 2021-HE1, Class A1,
0.92% (B), 02/25/2063 (A)	157,013	146,258
Verizon Owner Trust
Series 2020-A, Class B,
1.98%, 07/22/2024	150,000	149,704

Total Asset-Backed Securities (Cost $2,811,298)		2,693,208

CORPORATE DEBT SECURITIES - 20.1%
Aerospace & Defense - 0.4%
Boeing Co.
3.63%, 02/01/2031	75,000	68,391
5.81%, 05/01/2050	150,000	150,443
Northrop Grumman Corp.
2.93%, 01/15/2025	200,000	193,563
Textron, Inc.
2.45%, 03/15/2031 (C)	250,000	210,704

		623,101

Banks - 3.6%
Bank of America Corp.
Fixed until 03/11/2026, 1.66% (B), 03/11/2027	200,000	180,933
Fixed until 06/14/2028, 2.09% (B), 06/14/2029	300,000	257,788
Fixed until 03/08/2032, 3.85% (B), 03/08/2037	250,000	212,995
Bank of Montreal
3.30%, 02/05/2024	165,000	161,928
5.20%, 02/01/2028	200,000	201,699
Citigroup, Inc.
Fixed until 05/24/2032, 4.91% (B), 05/24/2033	200,000	196,172
Fifth Third Bancorp
2.55%, 05/05/2027	225,000	193,677
Fixed until 04/25/2032, 4.34% (B), 04/25/2033	200,000	174,203
Huntington Bancshares, Inc.
Fixed until 08/15/2031, 2.49% (B), 08/15/2036	300,000	210,707
Huntington National Bank
3.55%, 10/06/2023	250,000	245,465
Fixed until 05/16/2024, 4.01% (B), 05/16/2025	250,000	239,338
JPMorgan Chase & Co.
Fixed until 02/04/2026, 1.04% (B), 02/04/2027	500,000	445,962

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (B), 02/22/2031	$ 250,000	$ 251,651
PNC Bank NA
2.70%, 10/22/2029	125,000	107,266
PNC Financial Services Group, Inc.
3.45%, 04/23/2029	250,000	232,472
Royal Bank of Canada
4.90%, 01/12/2028	200,000	199,803
Toronto-Dominion Bank
4.46%, 06/08/2032 (C)	250,000	243,292
5.16%, 01/10/2028	200,000	201,929
Truist Bank
2.25%, 03/11/2030	150,000	122,871
Truist Financial Corp.
Fixed until 03/02/2026, 1.27% (B), 03/02/2027	300,000	263,990
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	200,000	194,899
US Bancorp
Fixed until 02/01/2033, 4.84% (B), 02/01/2034	225,000	218,228
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	250,000	234,161

		4,991,429

Beverages - 0.1%
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	200,000	159,018

Biotechnology - 0.2%
Amgen, Inc.
5.65%, 03/02/2053	200,000	206,928

Building Products - 0.1%
Carrier Global Corp.
3.58%, 04/05/2050	100,000	75,413

Capital Markets - 1.6%
BlackRock, Inc.
2.10%, 02/25/2032	350,000	290,490
Goldman Sachs BDC, Inc.
2.88%, 01/15/2026	200,000	181,548
Goldman Sachs Group, Inc.
Fixed until 10/21/2026, 1.95% (B), 10/21/2027	500,000	445,653
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	250,000	190,891
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (A)	250,000	167,989
Morgan Stanley
Fixed until 04/28/2031, 1.93% (B), 04/28/2032	250,000	196,566
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	125,000	117,217
3.88%, 01/27/2026	250,000	243,795
Fixed until 01/19/2033, 5.95% (B), 01/19/2038	100,000	99,373
State Street Corp.
Fixed until 11/01/2029, 3.03% (B), 11/01/2034	125,000	107,594
UBS Group AG
Fixed until 08/05/2026, 4.70% (B), 08/05/2027 (A)	200,000	191,426

		2,232,542

Transamerica Series Trust	Page 2

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.5%
International Flavors & Fragrances, Inc.
3.47%, 12/01/2050 (A)	$ 500,000	$ 338,676
LYB International Finance III LLC
3.63%, 04/01/2051	200,000	141,651
Nutrien Ltd.
5.80%, 03/27/2053	250,000	256,638

		736,965

Construction & Engineering - 0.3%
Quanta Services, Inc.
2.90%, 10/01/2030	450,000	387,385

Construction Materials - 0.3%
Martin Marietta Materials, Inc.
3.20%, 07/15/2051	250,000	175,580
Vulcan Materials Co.
3.50%, 06/01/2030	275,000	251,555

		427,135

Consumer Finance - 0.5%
American Express Co.
5.85%, 11/05/2027	250,000	262,095
Capital One Financial Corp.
Fixed until 03/01/2029, 3.27% (B), 03/01/2030	200,000	170,177
Fixed until 05/10/2027, 4.93% (B), 05/10/2028 (C)	200,000	191,625
Synchrony Financial
3.70%, 08/04/2026	100,000	87,270

		711,167

Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	325,000	257,305
2.50%, 02/10/2041 (A)	250,000	168,477
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	88,000	83,957

		509,739

Containers & Packaging - 0.3%
WRKCo, Inc.
3.00%, 06/15/2033	300,000	245,706
3.90%, 06/01/2028	125,000	118,498

		364,204

Diversified Telecommunication Services - 0.4%
AT&T, Inc.
2.25%, 02/01/2032	300,000	245,084
4.75%, 05/15/2046	75,000	67,624
Verizon Communications, Inc.
4.40%, 11/01/2034	300,000	284,859

		597,567

Electric Utilities - 1.1%
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	200,000	160,190
DTE Electric Co.
5.40%, 04/01/2053	250,000	260,622
Duke Energy Corp.
3.75%, 09/01/2046	250,000	193,487
Indiana Michigan Power Co.
5.63%, 04/01/2053	250,000	259,555
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	168,437

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	$ 400,000	$ 350,910
PECO Energy Co.
3.05%, 03/15/2051	250,000	176,630

		1,569,831

Electronic Equipment, Instruments & Components - 0.2%
TD SYNNEX Corp.
2.65%, 08/09/2031	150,000	118,242
Vontier Corp.
1.80%, 04/01/2026	200,000	176,712

		294,954

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	292,000	280,280

Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	350,000	313,190
4.63%, 10/15/2027	250,000	241,501
Intercontinental Exchange, Inc.
4.60%, 03/15/2033	200,000	198,033

		752,724

Food Products - 0.5%
Hormel Foods Corp.
1.80%, 06/11/2030	150,000	125,091
Mars, Inc.
2.38%, 07/16/2040 (A)	350,000	252,154
3.95%, 04/01/2049 (A)	300,000	257,508

		634,753

Ground Transportation - 0.2%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	350,000	310,875

Health Care Equipment & Supplies - 0.2%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025 (A)	250,000	252,860

Health Care Providers & Services - 0.9%
Cigna Group
4.38%, 10/15/2028	50,000	49,196
4.90%, 12/15/2048	100,000	93,747
CVS Health Corp.
2.63%, 08/15/2024	200,000	193,880
5.13%, 07/20/2045	250,000	236,785
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (A)	350,000	291,296
UnitedHealth Group, Inc.
2.30%, 05/15/2031	300,000	256,877
3.70%, 08/15/2049	250,000	203,212

		1,324,993

Health Care REITs - 0.2%
Healthpeak OP LLC
3.25%, 07/15/2026	150,000	142,361
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	225,000	177,593

		319,954

Transamerica Series Trust	Page 3

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.3%
Expedia Group, Inc.
3.25%, 02/15/2030	$ 250,000	$ 216,519
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	200,000	162,272

		378,791

Insurance - 1.4%
Aflac, Inc.
4.75%, 01/15/2049	250,000	233,061
American International Group, Inc.
4.75%, 04/01/2048	100,000	89,519
Athene Global Funding
1.45%, 01/08/2026 (A) (C)	500,000	442,322
Belrose Funding Trust
2.33%, 08/15/2030 (A)	250,000	194,171
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	200,000	166,607
Empower Finance 2020 LP
3.08%, 09/17/2051 (A)	350,000	227,560
Five Corners Funding Trust II
2.85%, 05/15/2030 (A)	250,000	214,620
Liberty Mutual Group, Inc.
3.95%, 05/15/2060 (A)	100,000	69,446
Old Republic International Corp.
3.85%, 06/11/2051	250,000	186,405
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (A)	200,000	143,646

		1,967,357

IT Services - 0.4%
Fiserv, Inc.
3.50%, 07/01/2029	450,000	417,185
Western Union Co.
2.85%, 01/10/2025	150,000	143,094

		560,279

Machinery - 0.1%
Otis Worldwide Corp.
2.57%, 02/15/2030	175,000	153,373

Media - 0.1%
Comcast Corp.
3.40%, 04/01/2030	50,000	46,705
Discovery Communications LLC
5.00%, 09/20/2037	125,000	110,000

		156,705

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/2035	200,000	187,048

Oil, Gas & Consumable Fuels - 2.2%
BP Capital Markets America, Inc.
3.12%, 05/04/2026	200,000	192,264
ConocoPhillips Co.
4.15%, 11/15/2034	129,000	117,123
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	250,000	222,473
Enbridge, Inc.
5.70%, 03/08/2033	125,000	129,892
Energy Transfer LP
5.25%, 04/15/2029	100,000	99,629
Enterprise Products Operating LLC
5.35%, 01/31/2033	125,000	129,421

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.
4.11%, 03/01/2046	$ 225,000	$ 201,374
Kinder Morgan, Inc.
5.55%, 06/01/2045	350,000	330,711
Marathon Petroleum Corp.
3.80%, 04/01/2028	300,000	285,412
4.70%, 05/01/2025	200,000	199,534
MPLX LP
2.65%, 08/15/2030	400,000	339,452
Phillips 66
4.65%, 11/15/2034	100,000	95,794
Valero Energy Corp.
4.00%, 06/01/2052 (C)	100,000	76,828
6.63%, 06/15/2037	250,000	273,177
Valero Energy Partners LP
4.50%, 03/15/2028	400,000	395,208

		3,088,292

Passenger Airlines - 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	250,000	240,941

Pharmaceuticals - 0.3%
Royalty Pharma PLC
2.20%, 09/02/2030	200,000	162,704
3.55%, 09/02/2050	400,000	273,589

		436,293

Residential REITs - 0.1%
Realty Income Corp.
4.85%, 03/15/2030	200,000	196,913

Retail REITs - 0.2%
Brixmor Operating Partnership LP
3.65%, 06/15/2024	250,000	242,004

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.
3.19%, 11/15/2036 (A)	9,000	6,824
Intel Corp.
3.73%, 12/08/2047	400,000	316,377
Lam Research Corp.
1.90%, 06/15/2030	150,000	126,312

		449,513

Software - 0.5%
Intuit, Inc.
1.65%, 07/15/2030	250,000	207,707
Oracle Corp.
3.95%, 03/25/2051	250,000	186,126
Salesforce, Inc.
2.90%, 07/15/2051	250,000	176,804
VMware, Inc.
2.20%, 08/15/2031	250,000	197,378

		768,015

Specialized REITs - 0.2%
Public Storage
1.95%, 11/09/2028	125,000	108,842
Weyerhaeuser Co.
3.38%, 03/09/2033	200,000	175,767

		284,609

Specialty Retail - 0.4%
Advance Auto Parts, Inc.
1.75%, 10/01/2027	250,000	215,730

Transamerica Series Trust	Page 4

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
Home Depot, Inc.
3.35%, 04/15/2050	$ 125,000	$ 96,411
Lowe’s Cos., Inc.
3.00%, 10/15/2050	450,000	297,546

		609,687

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp.
3.45%, 12/15/2051 (A)	250,000	161,920
8.35%, 07/15/2046	19,000	22,809
HP, Inc.
2.65%, 06/17/2031	500,000	406,972

		591,701

Trading Companies & Distributors - 0.2%
Air Lease Corp.
2.88%, 01/15/2026	250,000	232,948

Total Corporate Debt Securities (Cost $32,374,493)		28,308,286

MORTGAGE-BACKED SECURITIES - 2.2%
Bunker Hill Loan Depositary Trust
Series 2020-1, Class A1,
1.72% (B), 02/25/2055 (A)	120,314	114,797
CIM Trust
Series 2021-J2, Class A4,
2.50% (B), 04/25/2051 (A)	299,802	261,358
FREMF Mortgage Trust
Series 2020-K106, Class B,
3.58% (B), 03/25/2053 (A)	250,000	223,355
GCAT Trust
Series 2021-NQM1, Class A1,
0.87% (B), 01/25/2066 (A)	176,080	147,969
GS Mortgage-Backed Securities Corp. Trust
Series 2020-PJ6, Class A2,
2.50% (B), 05/25/2051 (A)	164,570	134,818
JPMorgan Mortgage Trust
Series 2021-1, Class A3,
2.50% (B), 06/25/2051 (A)	483,568	394,214
Series 2021-3, Class A3,
2.50% (B), 07/25/2051 (A)	222,701	182,380
Series 2021-6, Class A4,
2.50% (B), 10/25/2051 (A)	607,378	528,747
JPMorgan Wealth Management
Series 2020-ATR1, Class A3,
3.00% (B), 02/25/2050 (A)	115,265	96,124
PSMC Trust
Series 2021-1, Class A11,
2.50% (B), 03/25/2051 (A)	359,212	313,048
RCKT Mortgage Trust
Series 2021-6, Class A5,
2.50% (B), 12/25/2051 (A)	352,329	306,292
Sequoia Mortgage Trust
Series 2013-7, Class A2,
3.00% (B), 06/25/2043	223,210	195,407
Wells Fargo Mortgage-Backed Securities Trust
Series 2021-INV2, Class A2,
2.50% (B), 09/25/2051 (A)	216,380	175,099

Total Mortgage-Backed Securities (Cost $3,639,566)		3,073,608

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
Massachusetts - 0.0% (D)
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	$ 35,000	$ 35,039

New York - 0.3%
Metropolitan Transportation Authority, Revenue Bonds,
6.55%, 11/15/2031	340,000	362,724

Oregon - 0.1%
Hillsboro School District No. 1J, General Obligation Limited,
4.36%, 06/30/2034	200,000	195,360

Total Municipal Government Obligations (Cost $654,709)		593,123

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.8%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041 - 12/01/2051	1,369,701	1,159,997
2.50%, 02/01/2032 - 01/01/2052	2,109,219	1,866,510
3.00%, 09/01/2042 - 08/01/2052	2,008,987	1,834,133
3.50%, 11/01/2040 - 05/01/2052	2,143,554	2,007,470
4.00%, 04/01/2033 - 03/01/2047	196,237	193,440
4.50%, 02/01/2025 - 12/01/2052	539,446	536,777
5.00%, 12/01/2052 - 02/01/2053	1,034,160	1,032,018
5.50%, 01/01/2037 - 02/01/2053	1,054,334	1,071,482
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	500,000	473,662
2.98%, 11/25/2025	187,784	182,235
3.12%, 06/25/2027	750,000	717,572
3.35%, 01/25/2028	400,000	384,978
Federal Home Loan Mortgage Corp. REMICS
5.00%, 07/15/2036	83,841	84,484
Federal Home Loan Mortgage Corp. STACR REMICS Trust
1-Month SOFR Average + 0.75%, 5.31% (B), 10/25/2033 (A)	185,918	184,764
Federal National Mortgage Association
2.50%, 06/01/2031 - 04/01/2052	3,551,066	3,140,602
3.00%, 12/01/2028 - 08/01/2048	1,594,921	1,497,166
3.10% (B), 07/25/2024	181,348	177,024
3.15% (B), 11/25/2027	427,601	409,596
3.50%, 12/01/2031 - 08/01/2052	2,604,372	2,446,342
4.00%, 02/01/2035 - 05/01/2052	3,159,217	3,037,347
4.50%, 03/01/2039 - 09/01/2052	1,274,298	1,253,384
5.00%, 10/01/2052 - 11/01/2052	971,610	968,402
5.50%, 10/01/2052	333,206	336,282
Federal National Mortgage Association REMICS
1.38%, 09/25/2027	343,367	322,812
3.50%, 04/25/2031	135,813	131,761
FREMF Mortgage Trust
3.56% (B), 10/25/2046 (A)	500,000	497,144
3.72% (B), 01/25/2048 (A)	410,000	397,034
Government National Mortgage Association
3.50%, 12/15/2042	36,124	35,048

Transamerica Series Trust	Page 5

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
4.00%, 12/15/2039	$ 4,631	$ 4,457
4.50%, 08/15/2040	1,928	1,944

Total U.S. Government Agency Obligations (Cost $27,937,017)		26,385,867

U.S. GOVERNMENT OBLIGATIONS - 16.8%
U.S. Treasury - 16.8%
U.S. Treasury Bonds
1.88%, 02/15/2051	460,000	312,800
2.00%, 02/15/2050	1,250,000	882,275
2.50%, 02/15/2045	1,000,000	796,055
2.75%, 08/15/2042 - 11/15/2042	2,300,000	1,950,696
3.00%, 05/15/2047	900,000	780,715
3.38%, 11/15/2048	250,000	233,018
3.75%, 08/15/2041	250,000	249,209
4.38%, 05/15/2041	500,000	543,125
U.S. Treasury Notes
0.38%, 01/31/2026	1,750,000	1,587,441
1.38%, 11/15/2031 (C)	2,190,000	1,846,700
1.50%, 08/15/2026	2,500,000	2,318,164
2.00%, 08/15/2025 (C)	3,000,000	2,867,695
2.13%, 03/31/2024	750,000	731,748
2.38%, 05/15/2027	2,565,000	2,433,844
2.63%, 02/15/2029	3,000,000	2,841,914
2.88%, 05/15/2028	2,500,000	2,408,887
4.00%, 02/29/2028 (C)	500,000	508,555
4.13%, 11/15/2032	250,000	262,461

Total U.S. Government Obligations (Cost $26,147,924)		23,555,302

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (E)	1,444,763	$ 1,444,763

Total Other Investment Company (Cost $1,444,763)		1,444,763

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.10% (E), dated 03/31/2023, to be repurchased at $921,726 on 04/03/2023. Collateralized by a U.S. Government Obligation, 1.13%, due 01/15/2025, and with a value of $940,026.	$ 921,564	921,564

Total Repurchase Agreement (Cost $921,564)		921,564

Total Investments (Cost $145,491,810)		141,520,923
Net Other Assets (Liabilities) - (0.7)%		(983,921)

Net Assets - 100.0%		$ 140,537,002

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$54,545,202	$—	$—	$54,545,202
Asset-Backed Securities	—	2,693,208	—	2,693,208
Corporate Debt Securities	—	28,308,286	—	28,308,286
Mortgage-Backed Securities	—	3,073,608	—	3,073,608
Municipal Government Obligations	—	593,123	—	593,123
U.S. Government Agency Obligations	—	26,385,867	—	26,385,867
U.S. Government Obligations	—	23,555,302	—	23,555,302
Other Investment Company	1,444,763	—	—	1,444,763
Repurchase Agreement	—	921,564	—	921,564

Total Investments	$55,989,965	$85,530,958	$—	$141,520,923

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the total value of 144A securities is $10,458,767, representing 7.4% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,349,187, collateralized by cash collateral of $1,444,763 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,033,770. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at March 31, 2023.
(F)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 6

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk

Transamerica Series Trust	Page 7

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust	Page 8

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 9